Cover Page	6 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	GORES HOLDINGS VI, INC.
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001819394
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false